RECEIVABLES FROM CUSTOMERS, BROKER-DEALERS AND CLEARING ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2025
Receivables From Customers Broker-dealers And Clearing Organization
SCHEDULE OF RECEIVABLES FROM CUSTOMERS

	As of December 31,
	2024	2025	2025
	HKD’000	HKD’000	US$’000

Asset management and advisory fee receivables	525	374	48
Receivables from customers	-	57	7
Receivables from broker-dealers	276	65	8
Receivables from clearing organization	696	387	50
	1,497	883	113
Less: allowance for expected credit losses	(24)	(24)	(3)
Total	1,473	859	110

SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES

The movement of the allowance for expected credit losses was as follows:

	As of December 31,
	2024	2025	2025
	HKD’000	HKD’000	US$’000

Balance at the beginning of year	-	24	3
Charged to consolidated statements of loss and comprehensive loss	24	-	-
Balance at the end of the year	24	24	3